Accounts Receivable, Net - Schedule of Provision for Doubtful Accounts (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Schedule of Provision for Doubtful Accounts [Abstract]
Beginning balance	$ 225	$ 29	$ 241,959
Cumulative-effect adjustment of adoption of CECL			(189,671)
Addition	581	75	88,578	$ 142,194
Write-off			(140,641)
Ending balance	$ 806	$ 104	$ 225	$ 241,959